EQUITY AND WARRANTS	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
EQUITY AND WARRANTS

15. EQUITY AND WARRANTS

Common Stock

The Company is authorized to issue an unlimited number of ordinary shares, no par value, and preferred shares, no par value. The Company’s ordinary shares are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, there were 91,119,218 and 87,777,553, respectively, ordinary shares outstanding.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares divided into five classes with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of June 30, 2021, and December 31, 2020, there were no preferred shares issued or outstanding.

Public and Private Warrants

As of both June 30, 2021 and December 31, 2020, there were 35,540,380 Public Warrants outstanding. Each Public Warrant entitles the registered holder to purchase one-half of one ordinary share at a price of $5.75 per half share at any time commencing on July 6, 2018 (30 days after the completion of the NPS/GES Business Combination). The Public Warrants must be exercised for whole ordinary shares. The Public Warrants expire on June 6, 2023 (five years after the completion of the NPS/GES Business Combination).

From their initial sale in May of 2017 until May of 2020, the Company also had Private Warrants outstanding. The Company’s Private Warrants were distinguished from the Company’s Public Warrants exclusively for their unique cashless exercise and limited redemption features. The Private Warrants retained these features for as long as they were held by our Sponsor, NESR Holdings, Ltd. Periodically between December of 2018 and May of 2020, NESR Holdings, Ltd. sold its Private Warrants, at which time the Company’s Private Warrants were converted into Public Warrants. As of both June 30, 2021 and December 31, 2020, there were no Private Warrants outstanding.

The Company has accounted for its Public and Private Warrants in accordance with ASC 480, Distinguishing Liabilities from Equity. Public Warrants both at inception and in subsequent periods were classified as equity. Upon applying the correction of warrant accounting discussed in Note 3, Private Warrants were both initially and subsequently measured at fair value with changes in fair value recognized in earnings. The Private Warrants were determined to be within the scope of liability accounting due to provisions that could result in different settlement amounts depending upon the characteristics of the holder of the Private Warrant. As the Private Warrants were converted into Public Warrants, the corresponding liability was reclassified to Common Stock and Additional Paid-in Capital on the Company’s Condensed Consolidated Balance Sheets.